PROPERTY AND EQUIPMENT (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
PROPERTY AND EQUIPMENT
Furniture and fixtures	$ 56,995		$ 56,995	$ 20,000
Furniture and fixtures, estimated life	5 years		5 years
Office and computer equipment	227,344		220,060	26,606
Office and computer equipment, estimated life minimum	1 year		1 year
Office and computer equipment, estimated life maximum	5 years		5 years
Land	266,977		266,977	266,977
Building and improvements	727,965		727,965	727,965
Building and improvements, estimated life minimum	5 years		5 years
Building and improvements, estimated life maximum	25 years		25 years
Site costs	1,272,732		1,272,732	1,272,732
Site costs, estimated life	10 years		10 years
Crushing system	2,256,943		2,256,943	2,256,943
Crushing system, estimated life	20 years		20 years
Process plant and equipment	3,169,442		3,166,280	3,115,266
Process plant and equipment, estimated life	10 years		10 years
Vehicles and mining equipment	695,825		682,373	659,622
Vehicles and mining equipment, estimated life minimum	5 years		5 years
Vehicles and mining equipment, estimated life maximum	10 years		10 years
Total property and equipment, net	8,674,223		8,650,325	8,346,111
Less: accumulated depreciation	(1,751,454)		(1,263,549)	(315,008)
Total property and equipment, gross	6,922,769		7,386,776	8,031,103
Depreciation expense	$ 487,905	$ 509,260	$ 992,648	$ 325,928